Accrued Expenses and Other Liabilities - Summary of Accrued Expenses and Other Liabilities and Long-term Loans (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Accrued Liabilities and Other Liabilities [Abstract]
Payroll and welfare payables	¥ 87,406	$ 12,499	¥ 62,548
Payables for acquisition of property and equipment	47,097	6,735	1,329
Other taxes payables	46,630	6,668	38,770
Payables for service fees	35,867	5,129	22,760
Product warranty liabilities (a)	20,906	2,990	9,953	¥ 2,833
Deposit payables	7,060	1,010	0
Government subsidy	5,000	715	5,000
Consideration payable to an equity method investment	3,500	500	3,500
Advance from customers	2,805	401	0
Accrued interests	569	81	719
Others	6,599	943	5,617
Total	¥ 263,439	$ 37,671	¥ 150,196